PREPAYMENTS AND OTHER CURRENT ASSETS (Details)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Derivative [Line Items]
Value-added tax deductable		¥ 697,764,644	¥ 685,696,580
Deposit for customer duty, bidding and others		99,610,364	¥ 68,027,240
Assets held for sale related to land use right		38,832,489
Prepayment for income tax		31,683,090	¥ 17,439,451
Receivables related to land use right disposal		20,435,188
Prepaid Commision		18,970,826	¥ 9,095,471
Prepaid insurance premium		17,634,229	15,060,226
Rental deposit and prepayment		15,850,741	31,054,808
Employee advances		15,449,587	15,602,935
Receivables of option exercised		10,210,003	226,952
Deposits related to construction of solar projects		13,385,573	9,880,000
Prepaid land lease		9,138,476	¥ 674,617
Derivative assets		7,277,406
Prepaid professional service fee		¥ 4,526,264	¥ 18,149,624
Prepayment for share repurchase			25,471,153
Deposits related to acquisition of subsidiaries			10,000,000
Others		¥ 34,294,522	6,543,254
Total	$ 159,786,255	¥ 1,035,063,402	¥ 912,922,311
Foreign exchange call spread combined option contracts [Member]
Derivative [Line Items]
Maturity period of derivative	12 months